Fair Value Measurement - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 28, 2020	Dec. 31, 2019	Dec. 31, 2018
Private Placement Warrants [Member]
Liabilities:
Warrants-preferred stock (Note 11)	$ 15,876,000
Level 1 [Member]
Assets:
Cash and marketable securities held in Trust Account	320,014,519	$ 320,004,846
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	30,240,001	16,106,667
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	15,876,000	8,456,000
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrants-preferred stock (Note 11)		8,456,000	$ 4,640,000
Fair Value, Recurring [Member] | Level 1 [Member]
Assets:
Cash and marketable securities held in Trust Account		320,004,846
Fair Value, Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability		16,106,667
Fair Value, Recurring [Member] | Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability		8,456,000
Rocket Lab USA, Inc.
Liabilities:
Warrants-preferred stock (Note 11)	9,377,000	3,899,000			$ 1,284,000	$ 1,197,000
Rocket Lab USA, Inc. | Fair Value, Recurring [Member]
Cash equivalents:
Money market accounts	24,888,000	49,869,000			93,314,000
Total	24,888,000	49,869,000			93,314,000
Liabilities:
Warrants-preferred stock (Note 11)	9,377,000	3,899,000			1,284,000
Total	9,377,000	3,899,000			1,284,000
Rocket Lab USA, Inc. | Fair Value, Recurring [Member] | Level 1 [Member]
Cash equivalents:
Money market accounts	24,888,000	49,869,000			93,314,000
Total	24,888,000	49,869,000			93,314,000
Rocket Lab USA, Inc. | Fair Value, Recurring [Member] | Level 3 [Member]
Liabilities:
Warrants-preferred stock (Note 11)	9,377,000	3,899,000			1,284,000
Total	$ 9,377,000	$ 3,899,000			$ 1,284,000